Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 437.3	$ 452.7
John Hancock
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	416.1	430.0
Assets held under trust under reinsurance agreement	879.4
Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	16.1	17.4
Talcott Resolution
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	4.7	4.9
Other reinsurers
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 0.4	$ 0.4